FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

Note 3 - FAIR VALUE MEASUREMENTS

ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.

ASC 820 identifies fair value as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a three-tier fair value hierarchy that distinguishes between the following:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.
●	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for a similar asset or liability, either directly or indirectly.
●	Level 3 inputs are unobservable inputs that reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset or liability.

Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Dragonfly Energy Holdings Corp.

Notes to Unaudited Condensed Consolidated Financial Statements

(in thousands, except share and per share data)

Note 3 - Fair Value Measurements (Continued)

The following table presents assets and liabilities that were measured at fair value in the Condensed Consolidated Balance Sheets on a recurring basis as of June 30, 2023:

	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	As of June 30, 2023
Liabilities
Warrant liability- Term Loan	$875	$875	$-	$-	$875
Warrant liability- June public offering	13,612	13,612	-	-	13,612
Warrant liability- Private placement warrants	150	150	-	150	-
Total liabilities	$14,637	$14,637	$-	$150	$14,487

The following table presents assets and liabilities that were measured at fair value in the Consolidated Balance Sheets on a recurring basis as of December 31, 2022:

	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	As of December 31, 2022
Liabilities
Warrant liability- Term Loan	$30,841	$30,841	$-	$-	$30,841
Warrant liability- Private placement warrants	1,990	1,990	-	1,990	-
Total liabilities	$32,831	$32,831	$-	$1,990	$30,841

The carrying amounts of accounts receivable and accounts payable are considered level 1 and approximate fair value as of June 30, 2023 and December 31, 2022 because of the relatively short maturity of these instruments.

The carrying value of the term loan as of June 30, 2023 and December 31, 2022 approximates fair value as the interest rate does not differ significantly from the current market rates available to the Company for similar debt and is considered level 2.

Dragonfly Energy Holdings Corp.

Notes to Unaudited Condensed Consolidated Financial Statements

(in thousands, except share and per share data)

Note 4 - FAIR VALUE MEASUREMENTS

ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.

ASC 820 identifies fair value as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a three-tier fair value hierarchy that distinguishes between the following:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.
●	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for a similar asset or liability, either directly or indirectly.
●	Level 3 inputs are unobservable inputs that reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset or liability.

Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

DRAGONFLY ENERGY HOLDINGS CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021

(IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)

The following table presents assets and liabilities that were measured at fair value in the Consolidated Balance Sheets on a recurring basis as of December 31, 2022 and 2021:

	As of December 31, 2022
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities
Warrant liability-Term Loan	$30,841	$30,841	$-	$-	$30,841
Warrant liability-Private Placement Warrants	1,990	1,990	-	1,990	-
Total liabilities	$32,831	$32,831	$-	$1,990	$30,841

There were no assets or liabilities that were measured at fair value as of December 31, 2021.

The carrying amounts of accounts receivable and accounts payable are considered level 1 and approximate fair value as of December 31, 2022 and 2021 because of the relatively short maturity of these instruments.

The carrying value of the term loan and fixed rate senior notes as of December 31, 2022 and 2021, respectively, are considered level 2 and approximates their fair value as the interest rate does not differ significantly from the current market rates available to the Company for similar debt.